ASSETS SUBJECT TO FORECLOSURE AND DISCONTINUED OPERATIONS - Narrative (Details) - USD ($)	3 Months Ended	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Jan. 20, 2026
ASSETS SUBJECT TO FORECLOSURE AND DISCONTINUED OPERATIONS
Net loss from foreclosure	$ (179,008,341)	$ (179,008,341)
Liabilities subject to foreclosure	27,363,563	27,363,563
Assets subject to foreclosure after remeasurement	42,363,563	42,363,563
Discontinued operations
ASSETS SUBJECT TO FORECLOSURE AND DISCONTINUED OPERATIONS
Consideration offered from noteholders	15,000,000	15,000,000
Discontinued operations | Classification of assets as held for sale
ASSETS SUBJECT TO FORECLOSURE AND DISCONTINUED OPERATIONS
Consideration offered from noteholders			$ 15,000,000
Assets subject to foreclosure
ASSETS SUBJECT TO FORECLOSURE AND DISCONTINUED OPERATIONS
Consideration offered from noteholders	(15,000,000)	(15,000,000)
Net loss from foreclosure		179,008,341
Assets subject to foreclosure, gross carrying amount	221,371,904	221,371,904
Liabilities subject to foreclosure	27,363,563	27,363,563
Assets subject to foreclosure after remeasurement	$ 42,363,563	$ 42,363,563